Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2020 and 2019:

	2020		2019
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,433,919	1.65%	$1,280,037	3.29%	September 2023
TL 2019 Term Loan	148,131	3.50%	158,371	3.50%	December 2026
TMCL II Secured Debt Facility (1)	646,551	1.91%	689,658	3.49%	July 2026
TMCL VI Term Loan	223,630	4.29%	249,421	4.30%	February 2038
TMCL VII 2019-1 Bonds	300,305	4.02%	327,563	4.02%	April 2044
TMCL VII 2020-1 Bonds	429,600	3.07%	—	0.00%	August 2045
TMCL VII 2020-2 Bonds	587,183	2.26%	—	0.00%	September 2045
TMCL VII 2020-3 Bonds	214,168	2.15%	—	0.00%	September 2045
TAP Funding Revolving Credit Facility	131,857	2.11%	152,824	3.69%	December 2021
TMCL V 2017-1 Bonds	—	0.00%	316,395	3.91%	May 2042
TMCL V 2017-2 Bonds	—	0.00%	395,836	3.73%	June 2042
TMCL VII 2018-1 Bonds	—	0.00%	227,624	4.14%	July 2043
Total debt obligations	$4,115,344		$3,797,729
Amount due within one year	$408,365		$242,433
Amounts due beyond one year	$3,706,979		$3,555,296

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

Estimated Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2020:

	Twelve months ending December 31,						Available borrowing,	Current and Available Borrowing,
	2021	2022	2023	2024	2025 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$31,316	$135,245	$1,271,939	$—	$—	$1,438,500	$61,500	$1,500,000
TL 2019 Term Loan	10,898	11,285	11,686	12,102	103,506	149,477	—	—
TMCL II Secured Debt Facility (1)	51,964	56,707	56,439	56,439	427,981	649,531	4,906	654,437
TMCL VI Term Loan	25,206	25,206	25,206	25,206	124,300	225,123	—	—
TMCL VII 2019-1 Bonds (2)	28,000	28,000	28,000	28,000	191,333	303,333	—	—
TMCL VII 2020-1 Bonds (2)	52,906	56,170	56,925	57,669	210,617	434,288	—	—
TMCL VII 2020-2 Bonds (2)	63,858	60,569	66,179	68,745	334,301	593,652	—	—
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	135,528	215,972	—	—
TAP Funding Revolving Credit Facility	132,150	—	—	—	—	132,150	3,686	135,836
Total (3)	$416,408	$393,294	$1,536,486	$268,272	$1,527,566	$4,142,026	$70,091	$2,290,272

(1)     The estimated future repayments for TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2)	Amounts on the TMCL VII 2019-1 Bonds, TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds, TMCL VII 2020-3 Bonds, exclude an unamortized discount of $81, $79, $157 and $82, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $26,283.